Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Financial Risk Management [Abstract]
Summary of Credit Risk

The maximum credit risk exposure is as follows:

	June 30, 2026		December 31, 2025
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	28,704	—	28,416
Other receivables	—	118	—	19
Loans to employees	180	—	180	—
Trade and other financial receivables	180	28,822	180	28,435
Guarantee deposit	1,303	—	1,387	—
Non-current financial assets	1,303	—	1,387	—
Guarantee deposit	—	165	—	164
Financial investments	—	4,951	—	4,969
Other current financial assets	—	5,116	—	5,133
Total	1,483	33,938	1,567	33,568

Summary of Interest Rate Risk, Group Loans and Borrowings Balance

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates. The Group loans and borrowings balance as of June 30, 2026 and December 31, 2025 is broken down as follows:

(In thousand Euros)	Currency	June 30, 2026	December 31, 2025
Fixed rate Loan	EUR	129,215	15,996
Floating rate loan	EUR	62,036	148,670
		191,251	164,666
This analysis assumes that all other variables are held constant and considers only the effect of interest rates.

	June 30, 2026		June 30, 2025
	Profit or loss		Profit or loss
(In thousand Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	665	(665)	907	(907)

Summary of Impact of a Reasonably Possible Strengthening (Weakening)

The following table shows the impact of a reasonably possible strengthening or weakening of the Euro in each of the foreign currencies as of June 30. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 30, 2026		June 30, 2025
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	3,290	(4,021)	2,335	(2,853)

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
Current assets	109,804	97,423
Current liabilities	113,866	172,149
Total	(4,062)	(74,726)

Summary of Maturity Analysis for Derivative Financial Liabilities

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2026 is as follows:

	June 30, 2026
(In thousand Euros)	Capital	Interest	Total
1 July 2026 - 30 June 2027	48,941	2,164	51,105
1 July 2027 - 30 June 2028	4,418	2,653	7,071
1 July 2028 - 30 June 2029	11,570	3,460	15,030
1 July 2029 - 30 June 2030	28,748	3,353	32,101
1 July 2030 - Dec 2030	95,410	8,098	103,508
More than five years	—	—	—
	189,087	19,728	208,815